UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to ________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________________

Central Index Key Number of securitizer: ___________________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:                    0001670833

                        Hertz Fleet Lease Funding LP
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001595254
Central Index Key Number of underwriter (if applicable):              N/A

                                  Eric Hiller, (847) 919-7426
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Advisor on Applying Agreed-Upon Procedures dated March 29, 2016, of FTI Consulting, Inc., which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by FTI Consulting, Inc. pertaining to Hertz Fleet Lease Funding LP’s Series 2016-1 Asset Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

        DNRS II LLC                  (Depositor)

Date  March 30, 2016

           /s/ Eric Hiller                 (Signature)*
Name:  Eric Hiller
Title:          Senior Vice President and Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Advisor on Applying Agreed-Upon Procedures, dated March 29, 2016, of FTI Consulting, Inc.